CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Revenues:
Products	$ 4,479	$ 6,498
Services	1,102	1,226
Total revenues	5,581	7,724
Cost of revenues:
Products	4,823	5,823
Services	454	584
Total cost of revenues	5,277	6,407
Gross profit	304	1,317
Operating costs and expenses:
Research and development	316	399
Marketing and selling	1,060	1,086
General and administrative	950	832
Total operating costs and expenses	2,326	2,317
Operating loss	(2,022)	(1,000)
Extinguishment and amortization of shareholders' convertible loans discount and beneficial conversion feature	1,096	1,223
Other financial expenses, net	307	559
Total financial expenses, net (Note 10)	1,403	1,782
Net loss	(3,425)	(2,782)
Less: Net loss attributable to non-controlling interest	(4)	(4)
Net loss attributable to Rada Electronic Industries' shareholders	$ (3,421)	$ (2,778)
Basic and Diluted net loss per Ordinary share	$ (0.12)	$ (0.31)
Weighted average number of Ordinary shares used for computing basic and diluted net loss per share	28,992,254	8,988,396